Interests in associates and joint ventures - Key assumptions in value in use calculation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	11.24%	11.24%
Expected credit losses as a percentage of customer advances in the long term	0.76%	0.76%
Risk-weighted assets as a percentage of total assets		61.00%
Effective tax rate in the long-term	22.50%	22.50%
Capital adequacy ratio	11.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Bank of Communications Co., Limited | Bottom of range
Disclosure of associates [line items]
Discount rate	10.30%	10.00%
Expected credit losses as a percentage of customer advances in the short to medium term	0.95%	0.95%
Risk-weighted assets as a percentage of total assets	61.00%
Operating Income Ratio	1.30%	4.90%
Cost-income ratio	36.20%	37.10%
Effective tax rate in the short to medium-term	11.00%	12.00%
Bank of Communications Co., Limited | Top of range
Disclosure of associates [line items]
Discount rate	15.00%	15.00%
Expected credit losses as a percentage of customer advances in the short to medium term	1.10%
Risk-weighted assets as a percentage of total assets	62.00%
Operating Income Ratio	6.20%	9.40%
Cost-income ratio	36.60%	38.80%
Effective tax rate in the short to medium-term	17.90%	17.00%
The Saudi British Bank
Disclosure of associates [line items]
Long-term profit growth rate	2.55%
Long-term asset growth rate	2.55%
Discount rate	10.20%
Long-term profit growth rate | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.36%)
Long-term asset growth rate | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.32%
Discount rate | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.41%
Discount rate | The Saudi British Bank
Disclosure of associates [line items]
Increase (decrease) in key assumptions that would result in impairment loss	0.50%
Expected credit losses as a percentage of customer advances | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.06%
Risk-weighted assets as a percentage of total assets | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	2.34%
Cost-income ratio | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.39%
Long-term effective tax rate | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	3.20%
Capital requirements – capital adequacy ratio | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.44%
Capital requirements – tier 1 capital adequacy ratio | Bank of Communications Co., Limited
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.37%
Cash flow projections | The Saudi British Bank
Disclosure of associates [line items]
Increase (decrease) in key assumptions that would result in impairment loss	5.00%
Risk-weighted assets as a percentage of total assets | Bank of Communications Co., Limited
Disclosure of associates [line items]
Risk-weighted assets as a percentage of total assets	61.00%	61.00%